Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,915,000
Previously Paid Amount	0.00
Total Fee Amount	264.46
Total Offset Amount	0.00
Net Fee	264.46
Narrative - Max Aggregate Offering Price	$ 1,915,000
Final Prospectus	true